Retirement Plans Underfunded Status of Pension and Postretirement Plans (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Other current liability	$ (226.7)	$ (174.3)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liability	(12.0)	(12.3)
Accrued pension and other long-term benefits	(154.2)	(155.2)
Net amount recognized	(166.2)	(167.5)
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liability	(0.2)	(13.1)
Accrued pension and other long-term benefits	(1,493.1)	(1,431.0)
Net amount recognized	$ (1,493.3)	$ (1,444.1)